Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $2,000,000.00. The prospectus is a final prospectus for the related offerings.
Narrative - Max Aggregate Offering Price	$ 2,000,000
Final Prospectus	true